Consolidated statements of comprehensive (loss) income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges	$ 40	$ (4)	$ (76)	$ 16
Income tax relating to actuarial (losses) gains of defined benefit plans	594	84	(40)	118
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ 9	$ 4	$ (12)	$ 8